Scheduled Maturities of Long-Term Debt Including Accretion of Debt Discounts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 89,425
2013	32,069
2014	1,400
2015	253,223
2016	1,400
Thereafter	2,230,710
Long Term Debt Including Accretion Of Debt Discounts, Total	$ 2,608,227